UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2004
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             11/2/04
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         115
                                             -------------------------

Form 13F Information Table Value Total:      $  329,941
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
21st Century Ins Group              COM     90130N103    2334       174840   SH          SOLE                   174840
Abercrombie & Fitch Co.             COM     002896207    2902        92128   SH          SOLE                    92128
ABM Industries, Inc.                COM     000957100    2546       126375   SH          SOLE                   126375
Accredo Health Inc.                 COM     00437V104    1139        48335   SH          SOLE                    48335
Adesa                               COM     00686U104     850        51710   SH          SOLE                    51710
Alcoa, Inc.                         COM     013817101    4944       147194   SH          SOLE                   147194
Allete, Inc.                        COM     018522300     560        17221   SH          SOLE                    17221
Allied Capital, Inc.                COM     01903Q108    5011       205471   SH          SOLE                   205471
Alltel Corp.                        COM     020039103     286         5210   SH          SOLE                     5210
Altria                              COM     718154107     314         6685   SH          SOLE                     6685
American Axle & Mfg                 COM     024061103    3181       108725   SH          SOLE                   108725
American Italian Pasta              COM     027070101    1513        57845   SH          SOLE                    57845
Apogee Enterprises                  COM     037598109    1808       139800   SH          SOLE                   139800
Apria Healthcare Group Com          COM     037933108    3259       119608   SH          SOLE                   119608
Arvinmeritor, Inc.                  COM     043353101    2514       134055   SH          SOLE                   134055
Ashland, Inc.                       COM     044204105    7217       128698   SH          SOLE                   128698
Bank of America                     COM     060505104    4118        95037   SH          SOLE                    95037
Bank of New York                    COM     064057102    2937       100689   SH          SOLE                   100689
Barnes & Noble                      COM     067774109    2305        62300   SH          SOLE                    62300
BB&T Corp.                          COM     054937107     775        19518   SH          SOLE                    19518
Bear Stearns                        COM     073902108    4563        47448   SH          SOLE                    47448
Beazer Homes USA, Inc.              COM     07556Q105    2250        21051   SH          SOLE                    21051
Bellsouth Corp.                     COM     079860102     211         7797   SH          SOLE                     7797
Blyth, Inc.                         COM     09643P108    2926        94698   SH          SOLE                    94698
Boeing Co Com                       COM     097023105    5334       103328   SH          SOLE                   103328
Briggs & Stratton Corp.             COM     109043109    5478        67465   SH          SOLE                    67465
Cabot Corp.                         COM     127055101    2497        64730   SH          SOLE                    64730
Cigna Corp.                         COM     125509109    6168        88588   SH          SOLE                    88588
Citigroup, Inc.                     COM     172967101     301         6825   SH          SOLE                     6825
Clark Inc.                          COM     181457102    2220       163945   SH          SOLE                   163945
Coca Cola Co.                       COM     191216100     208         5205   SH          SOLE                     5205
Comerica, Inc.                      COM     200340107    4694        79097   SH          SOLE                    79097
Computer Associates Intl            COM     204912109     255         9700   SH          SOLE                     9700
Constellation Brands, Inc.          COM     21036P108    4148       108988   SH          SOLE                   108988
Continental Res Inc.                COM     212013205       0        37500   SH          SOLE                    37500
Convergys Corp                      COM     212485106    3021       224976   SH          SOLE                   224976
Countrywide Financial Corp.         COM     222372104    5871       149036   SH          SOLE                   149036
Crane Co.                           COM     224399105    1823        63043   SH          SOLE                    63043
CTS Corp.                           COM     126501105    2876       228255   SH          SOLE                   228255
Curtiss Wright                      COM     231561101    1816        31740   SH          SOLE                    31740
Diebold, Inc.                       COM     253651103    3626        77645   SH          SOLE                    77645
Donnelley & Sons Co                 COM     257867101    5552       177260   SH          SOLE                   177260
DTE Energy Co.                      COM     233331107    4896       116057   SH          SOLE                   116057
EI Dupont                           COM     263534109     226         5270   SH          SOLE                     5270
Elkcorp                             COM     287456107    2662        95896   SH          SOLE                    95896
Everest Re Group LTD Com            COM     G3223R108    4923        66231   SH          SOLE                    66231
Exxon Mobile Corp.                  COM     30231g102    1026        21238   SH          SOLE                    21238
FirstEnergy Corp.                   COM     337932107    6143       149542   SH          SOLE                   149542
FirstMerit Corp. Com                COM     337915102    2604        98982   SH          SOLE                    98982
Franklin Electric Co.               COM     353514102    2147        54220   SH          SOLE                    54220
G B & T Bancshares Inc.             COM     361462104     477        21615   SH          SOLE                    21615
General Electric Co.                COM     369604103     314         9345   SH          SOLE                     9345
Goodrich Corp.                      COM     382388106    5371       171281   SH          SOLE                   171281
Haverty Furniture Co., Inc.         COM     419596101    2438       139016   SH          SOLE                   139016
HCC Ins Hldgs Inc. Com              COM     404132102    2184        72450   SH          SOLE                    72450
Headwaters Inc.                     COM     42210p102    4555       147610   SH          SOLE                   147610
Hudson United Bancorp               COM     444165104    2029        55065   SH          SOLE                    55065
Ishares MSCI EMU                    COM     464286608     402         6460   SH          SOLE                     6460
Ishares MSCI Japan                  COM     464286848     305        31485   SH          SOLE                    31485
IShares Russell 2000                COM     464287655    1639        14400   SH          SOLE                    14400
John H. Harland Co.                 COM     412693103    2257        71995   SH          SOLE                    71995
Johnson Controls, Inc.              COM     478366107    5621        98939   SH          SOLE                    98939
Jones Apparel Group, Inc.           COM     480074103    4517       126183   SH          SOLE                   126183
Kellwood Co.                        COM     488044108    2775        76125   SH          SOLE                    76125
Laboratory Amer. Hldgs.             COM     50540R409    3402        77815   SH          SOLE                    77815
Lafarge Corp.                       COM     505862102    2770        59068   SH          SOLE                    59068
LSI Logic Corp.                     COM     502161102    2920       677415   SH          SOLE                   677415
Main Street Bank, Inc.              COM     56034R102     371        12120   SH          SOLE                    12120
Manitowoc, Inc.                     COM     563571108    4057       114407   SH          SOLE                   114407
May Department Stores Co.           COM     577778103    3146       122759   SH          SOLE                   122759
MBNA Corp.                          COM     55262L100    4632       183810   SH          SOLE                   183810
McKesson, Inc.                      COM     58155Q103    3238       126245   SH          SOLE                   126245
Meadowbrook Ins. Group              COM     58319P108      81        16700   SH          SOLE                    16700
Moog, Inc.                          COM     615394202    1874        51631   SH          SOLE                    51631
Natl Commerce Financial Co.         COM     63545P104     571        16696   SH          SOLE                    16696
Norsk Hydro                         COM     656531605    4440        60624   SH          SOLE                    60624
Oakley Inc.                         COM     673662102     480        40350   SH          SOLE                    40350
Odyssey Healthcare Inc.             COM     67611V101    2851       160620   SH          SOLE                   160620
Office Depot Inc.                   COM     676220106     301        20000   SH          SOLE                    20000
Orbothech Ltd                       COM     m75253100     762        43590   SH          SOLE                    43590
Owens & Minor                       COM     690732102    2186        86050   SH          SOLE                    86050
Owens Illinois Inc. New             COM     690768403    2653       165801   SH          SOLE                   165801
Pfizer, Inc.                        COM     717081103    4474       146202   SH          SOLE                   146202
Plantronics, Inc.                   COM     727493108    2319        53620   SH          SOLE                    53620
Polaris Industries, Inc.            COM     731068102    5014        89825   SH          SOLE                    89825
PPG Industries                      COM     693506107    5504        89814   SH          SOLE                    89814
Quaker Chemical Corp.               COM     747316107    1503        62245   SH          SOLE                    62245
Quest Diagnostics, Inc.             COM     74834L100    2389        27076   SH          SOLE                    27076
Regions Financial                   COM     758940100     935        28282   SH          SOLE                    28282
Regis Corp.                         COM     758932107    2320        57695   SH          SOLE                    57695
Reinsurance Group Amer Inc.         COM     759351109    3011        73085   SH          SOLE                    73085
Royal Bank of Canada                COM     780087102     225         4755   SH          SOLE                     4755
Safeway, Inc.                       COM     786514208    2751       142475   SH          SOLE                   142475
Sara Lee Corp.                      COM     803111103    5602       245055   SH          SOLE                   245055
Smithfield Foods, Inc.              COM     832248108    3788       151515   SH          SOLE                   151515
St. Paul Travelers                  COM     792860108    3434       103871   SH          SOLE                   103871
Standex International Corp.         COM     854231107    3022       123344   SH          SOLE                   123344
Sungard Data Systems Inc.           COM     867363103    2838       119410   SH          SOLE                   119410
Suntrust Banks, Inc.                COM     867914103     301         4274   SH          SOLE                     4274
Superior Industries Intl            COM     868168105    1691        56475   SH          SOLE                    56475
TBC Corp.                           COM     872180104    1540        68944   SH          SOLE                    68944
Telefonos de Mexico SA              COM     879403780    4302       133320   SH          SOLE                   133320
Toll Brothers, Inc.                 COM     889478103    4544        98086   SH          SOLE                    98086
Tyco International, Ltd.            COM     902124106    4780       155896   SH          SOLE                   155896
United Technologies                 COM     913017109    4824        51656   SH          SOLE                    51656
Unitedhealth Group                  COM     91324P102    5005        67869   SH          SOLE                    67869
Universal Corp.                     COM     913456109    2125        47610   SH          SOLE                    47610
US Bancorp                          COM     902973304    5026       173922   SH          SOLE                   173922
UTStarCom Inc.                      COM     918076100    2892       179531   SH          SOLE                   179531
VF Corp.                            COM     918204108    5511       111451   SH          SOLE                   111451
Wachovia Corp. New                  COM     929903102    7932       168939   SH          SOLE                   168939
Washington Federal, Inc.            COM     938824109    3576       142186   SH          SOLE                   142186
Washington Mutual, Inc.             COM     939322103    4054       103733   SH          SOLE                   103733
Webster Financial Corp.             COM     947890109    2790        56485   SH          SOLE                    56485
Wyeth                               COM     983024100    3316        88656   SH          SOLE                    88656

REPORT SUMMARY          115 DATA RECORDS             $329,941          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

